Loan Payable to Third Parties	12 Months Ended
Dec. 31, 2025
Loan Payable to Third Parties [Abstract]
Loan Payable to Third Parties

9. Loan Payable to Third Parties

	As of December 31, 2025	As of December 31, 2024
Loan payable to third parties, current	107,250	164,399
Total	$107,250	$164,399

The Company entered into loan agreements with third-party lenders (Liangming Wang and Dongguan Fuyuan Labor Dispatch Co., Ltd. ) on January 14, 2023 and May 25, 2023, with principal amounts of $28,160 (RMB 200,000) and $178,099 (RMB 1,300,000), respectively. The original maturity dates of the loans were January 14, 2025 and May 30, 2024, and no interest rates were specified in the loan agreements. On January 14, 2025 and May 30, 2024, the Company renewed the respective agreements with the lenders, extending the loan terms to January 14, 2027 and May 30, 2026 and due on demand. As of December 31, 2025, the outstanding loan balances due to third parties for the respective loan agreements were $107,250 (RMB 750,000), respectively.